INTANGIBLE ASSETS AND GOODWILL, NET, Impairment (Details) S/ in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)
Impairment of goodwill [abstract]
Gross impairment loss	S/ 71,959		S/ 0	S/ 0
Estimated fair value of goodwill					$ 438,259	$ 113.2
Book value	S/ 798,482		772,213		$ 513,458	$ 132.5
Discount rate	15.10%				15.10%	15.10%
Growth rate	6.80%				6.80%	6.80%
Mibanco Colombia [Member]
Impairment of goodwill [abstract]
Gross impairment loss	S/ 64,100	$ 75,199
Book value	49,629		S/ 99,979
Minority participation [Member]
Impairment of goodwill [abstract]
Gross impairment loss	S/ 7,800